Related party transactions (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Disclosure of transactions between related parties [line items]
Office salaries and benefits [note 18]	$ 3,307,420	$ 4,014,181	$ 3,335,799
Right-of-use assets	260,807	2,414,593
Lease liability	259,792	2,641,794	2,415,549
Mac Engineering, SASU
Disclosure of transactions between related parties [line items]
Research and Development	2,759,362	545,892	666,178
Montana Strategies Inc.
Disclosure of transactions between related parties [line items]
Office salaries and benefits [note 18]		29,059	$ 62,462
California Electric Boat Company Inc.
Disclosure of transactions between related parties [line items]
Right-of-use assets	0	1,270,955
Lease liability	0	1,395,732
Rent expense	$ 22,446	$ 0